Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of accrued expenses and other liabilities [Abstract]
Vacation, convalescence and bonus accruals	$ 411	$ 684
Employees and payroll related	524	352
Short term operating lease liabilities	210	203
Accrued expenses and other	2,080	1,499
Accrued expenses and other liabilities, Total	$ 3,225	$ 2,738